Dispositions - Narrative (Details) - Disposal group - Double Down - USD ($) $ in Millions		12 Months Ended
	Jun. 01, 2017	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration	$ 825.8
Net of cash divested	$ 823.8
Gain on sale, net of selling costs		$ 27.2